                                                                                                                                                             File Nos. 2-77207

                                                                                                                                                                          811-3456

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                  FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[X]

Post-Effective Amendment No. 42	[_]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 42	[X]

                                                                  (Check appropriate box or boxes.)

                                GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

                                                     (Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                    10166

                        (Address of Principal Executive Offices)                    (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                       Michael A. Rosenberg, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         immediately upon filing pursuant to paragraph (b)

            ----

                        on (date) pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

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                        on (date) pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        on (date) pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of April, 2011.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

BY: /s/ Bradley J. Skapyak* BRADLEY J. SKAPYAK, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	04/14/11

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	04/14/11

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board of Directors	04/14/11

/s/Clifford L. Alexander, Jr.* Clifford L. Alexander, Jr.	Director	04/14/11

/s/ David W. Burke* David W. Burke	Director	04/14/11

/s/Peggy C. Davis* Peggy C. Davis	Director	04/14/11

/s/Diane Dunst* Diane Dunst	Director	04/14/11

/s/ Ernest Kafka* Ernest Kafka	Director	04/14/11

/s/ Nathan Leventhal* Nathan Leventhal	Director	04/14/11

*BY:    /s/ Janette E. Farragher

            Janette E. Farragher,

            Attorney-in-Fact

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentaion Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase